UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/18

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, February 28, 2018 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 97.8%
New York 97.5%
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/40	$3,000,000	$3,256,800
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/45	3,800,000	4,125,280
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,230,848
Obligated Group, Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,108,830
Obligated Group, Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,076,760
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40.	1,250,000	1,349,275
Iona College Project, Refunding, Series A, 5.00%, 7/01/45.	1,425,000	1,530,607
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	12,003,051
Vassar College Project, Refunding, 5.00%, 7/01/42	5,000,000	5,703,500
Vassar College Project, Refunding, 4.00%, 7/01/46	5,715,000	5,876,277
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	9,158,913
Hempstead Town Local Development Corp. Revenue,
Hofstra University Project, Refunding, 5.00%, 7/01/42	1,250,000	1,404,450
Hofstra University Project, Refunding, 5.00%, 7/01/47	5,250,000	5,880,893
Hudson Yards Infrastructure Corp. Revenue,
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/42	20,000,000	22,633,200
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/44	16,955,000	17,430,588
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/45	15,000,000	16,925,250
Senior, Fiscal 2012, Series A, 5.25%, 2/15/47.	33,455,000	35,958,772
Senior, Fiscal 2012, Series A, Pre-Refunded, 5.25%, 2/15/47	1,545,000	1,701,818
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	24,247,080
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,564,500
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	5,641,150
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	11,219,300
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	20,095,920
General, Series A, BHAC Insured, Pre-Refunded, 5.50%, 5/01/33.	5,000,000	5,232,150
General, Series A, Pre-Refunded, 6.00%, 5/01/33.	42,000,000	44,141,580
Monroe County IDC Revenue,
The Rochester General Hospital Projects, 5.00%, 12/01/46	15,000,000	16,412,100
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,770,442
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,282,580
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,003,906
University of Rochester Project, Refunding, Series C, 4.00%, 7/01/43	5,000,000	5,165,150
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/38	6,350,000	7,315,454
University of Rochester Project, Series B, Pre-Refunded, 5.00%, 7/01/43	5,000,000	5,760,200
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34.	63,750,000	67,485,750
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	4,775,000	5,454,339
Green Bonds, Climate Bond Certified, Series A, 5.00%, 11/15/47	30,375,000	34,468,942
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/35	6,000,000	6,965,040
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/42	5,000,000	5,736,400
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/47	13,505,000	15,409,340
Series A, Pre-Refunded, 5.50%, 11/15/39	22,845,000	23,523,496

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%,
11/15/41	$6,000,000		$6,718,320
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%,
11/15/51	2,505,000		2,798,336
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%,
11/15/37	8,500,000		8,817,305
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%,
11/15/38	5,000,000		5,173,650
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000		11,662,577
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000		2,755,394
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000		7,155,454
Transportation, Refunding, Series D, 4.00%, 11/15/46	15,000,000		15,314,850
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000		5,683,000
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000		5,671,950
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23.	7,460,000		8,807,425
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45	10,000,000		11,108,500
Transportation, Series B, 5.00%, 11/15/38	11,320,000		12,575,388
Transportation, Series B, 5.00%, 11/15/43	10,670,000		11,831,429
Transportation, Series C, 6.50%, 11/15/28	2,825,000		2,926,954
Transportation, Series C, 5.00%, 11/15/38	10,000,000		11,109,000
Transportation, Series C, 5.00%, 11/15/42	10,000,000		11,093,600
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,175,000		12,617,075
Transportation, Series C, Pre-Refunded, 5.00%, 11/15/47	16,125,000		18,386,692
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	21,500,000		23,591,090
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000		29,384,830
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,465,000		5,754,645
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	270,000		284,529
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	5,740,000		6,044,220
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	285,000		300,336
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	25,935,000		27,360,128
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	1,275,000		1,346,081
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	26,870,000		28,398,634
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	1,320,000		1,396,164
Sewer and Storm Water Resources District, Series D, Assured Guaranty, Pre-Refunded, 5.25%,
10/01/39	7,620,000		8,059,674
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 11/01/28	2,000,000		2,053,120
New York City Educational Construction Fund Revenue,
Series A, 5.75%, 4/01/41	20,000,000		22,134,600
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000		19,808,855
New York City GO,
Citysavers, Series B, zero cpn., 6/01/18	1,107,250		1,103,485
Citysavers, Series B, zero cpn., 12/01/18	1,080,375		1,068,772
Citysavers, Series B, zero cpn., 6/01/19	1,107,250		1,085,858
Citysavers, Series B, zero cpn., 12/01/19	1,107,250		1,075,727
Citysavers, Series B, zero cpn., 6/01/20	10,000,000		9,622,400
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000		145,505
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000		7,934,661
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000		2,293,653
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000		12,273,910
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000		11,153,600

		|	2

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	$10,000,000		$11,434,600
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000		23,671,397
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000		11,434,700
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000		4,565,760
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000		3,418,260
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000		1,707,105
Fiscal 2017, Refunding, Series B, Subseries B-1, 5.00%, 12/01/41	7,000,000		7,903,070
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/36	5,000,000		5,764,200
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/37	4,000,000		4,593,520
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/38	5,000,000		5,733,000
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/39	6,000,000		6,868,920
Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/41	5,000,000		5,152,550
Refunding, Series D, 5.125%, 8/01/19	10,000		10,029
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000		10,031
Series E, Subseries E-1, 6.00%, 10/15/23	1,930,000		1,985,989
Series E, Subseries E-1, 6.25%, 10/15/28	260,000		267,943
[a] Series E, Subseries E-1, 5.00%, 3/01/39	16,210,000		18,638,258
[a] Series E, Subseries E-1, 5.00%, 3/01/44	12,500,000		14,292,250
Series E, Subseries E-1, Pre-Refunded, 6.00%, 10/15/23	5,070,000		5,215,154
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28	9,740,000		10,033,856
Series I, Subseries I-1, 5.375%, 4/01/36	630,000		655,370
Series I, Subseries I-1, Pre-Refunded, 5.375%, 4/01/36.	16,870,000		17,567,912
Series J, Subseries J-1, 5.00%, 5/15/33.	11,640,000		12,088,024
Series J, Subseries J-1, Pre-Refunded, 5.00%, 5/15/33	7,860,000		8,185,561
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000		5,813,250
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000		6,326,355
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000		3,091,290
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000		3,381,642
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000		12,846,500
New York City IDAR, Pilot, Yankee Stadium Project, Series A, Assured Guaranty, 7.00%, 3/01/49	19,000,000		20,003,200
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	5,100,000		5,161,047
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,450,000		1,468,662
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39.	33,115,000		34,459,800
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000		42,734,182
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000		16,567,050
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000		24,959,918
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	33,800,000		38,315,342
Second General Resolution, Fiscal 2018, Series BB, Subseries BB-1, 5.00%, 6/15/46	20,875,000		23,800,005
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	20,000,000		22,768,000
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000		75,219,750
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000		10,030,400
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000		30,495,300
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000		50,853,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000		30,399,625
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000		31,091,400
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000		32,714,265

		|	3

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34.	$740,000		$768,793
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38.	20,000,000		20,768,800
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/34.	19,260,000		20,055,053
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39.	17,250,000		18,580,837
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37.	10,000,000		10,981,300
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000		5,586,800
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000		9,202,050
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000		50,278,050
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38.	17,000,000		19,093,890
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39.	24,135,000		27,065,713
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40.	18,300,000		20,469,282
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34.	5,115,000		5,816,369
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000		5,685,600
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34.	10,000,000		11,326,900
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35.	10,000,000		11,300,100
Future Tax Secured, Subordinate, Fiscal 2017, Refunding, Series C, 5.00%, 11/01/33	6,500,000		7,534,605
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40.	13,415,000		15,147,547
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000		11,342,000
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	21,840,000		24,884,278
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 4.00%, 8/01/43.	13,055,000		13,447,433
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien, Series A,
5.00%, 11/15/46	5,000,000		5,646,300
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000		55,336,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%,
7/15/47.	17,500,000		18,758,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000		19,906,740
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000		34,295,400
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	86,360,000		106,332,477
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	365,000		366,084
Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/39.	7,250,000		7,582,920
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A,
5.00%, 5/15/28	4,000,000		4,467,600
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000		6,207,523
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000		3,903,338
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46	10,000,000		13,019,300
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000		10,447,000
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000		22,953,700
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC
Insured, 5.25%, 7/01/30	5,150,000		6,065,310
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured,
5.25%, 7/01/34	13,220,000		15,435,143
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/33.	11,000,000		11,130,240
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38.	5,000,000		5,059,200
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000		1,504,830
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,705,000		3,935,377
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000		3,438,078

		|	4

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding, Series 1, 4.00%,
7/01/47.	$5,000,000		$5,161,100
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
8/01/24.	2,500,000		2,504,950
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Subseries 2-4, 5.00%, 1/15/27	5,000,000		5,015,200
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Subseries 2-4, 5.00%, 1/15/28	5,000,000		5,048,350
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Subseries 2-5, 5.00%, 1/15/32	20,000,000		20,129,600
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000		14,145,560
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40.	10,000,000		10,893,300
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000		6,126,890
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000		9,410,350
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/38	5,000,000		5,764,400
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/40	6,745,000		7,746,700
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/43	3,000,000		3,435,090
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000		5,628,950
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000		7,820,540
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000		11,137,100
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/38	27,800,000		28,138,604
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/39	20,000,000		20,904,800
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/38	26,995,000		27,323,799
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/39	19,650,000		20,552,328
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	49,665,000		50,310,645
Non-State Supported Debt, New York University, Series C, Pre-Refunded, 5.00%, 7/01/38	25,000,000		25,304,500
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/22	2,300,000		2,389,516
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/36	11,000,000		12,305,370
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/21	3,090,000		3,213,167
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/23	2,150,000		2,229,314
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.50%, 5/01/33	3,000,000		3,111,690
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.25%, 5/01/30	8,750,000		9,120,738
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/30	3,000,000		3,135,750
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/37	13,000,000		13,588,250
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39.	10,000,000		10,787,700
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-
Refunded, 5.00%, 5/01/21	2,500,000		2,598,750
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27.	2,025,000		2,309,452
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30.	1,000,000		1,133,600
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32.	1,000,000		1,128,020
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34.	7,250,000		8,133,413
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40	4,500,000		4,947,795

		|	5

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/29.	$3,775,000		$3,948,348
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000		5,041,000
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/21	265,000		286,984
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/22	395,000		427,038
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/24	710,000		766,658
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured
Guaranty, 5.00%, 10/01/31	45,000		47,183
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured
Guaranty, 5.125%, 10/01/36	60,000		63,191
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/21	4,735,000		5,146,614
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	6,750,000		7,336,778
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	5,220,000		5,333,117
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	2,425,000		2,476,847
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/24	12,020,000		13,064,899
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.625%, 10/01/29	300,000		318,330
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.625%, 10/01/29	2,700,000		2,873,718
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/31	3,955,000		4,171,022
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.125%, 10/01/36	4,940,000		5,219,406
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000		1,577,111
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000		1,915,229
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000		4,217,519
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000		2,258,580
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000		5,609,400
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000		4,633,890
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/35.	2,000,000		2,300,520
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/36.	1,500,000		1,721,460
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/37.	2,000,000		2,290,060
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/38.	1,000,000		1,143,300
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/42.	3,750,000		4,267,913
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/46.	4,000,000		4,549,000
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000		6,927,588
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	1,485,000		1,552,003
Non-State Supported Debt, University of Rochester, Series A, Pre-Refunded, 5.125%, 7/01/39	9,015,000		9,431,493

		|	6

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
		Amount		Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49		$11,000,000		$11,698,280
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22.		5,000,000		5,699,750
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/37		25,000,000		27,420,000
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/42		15,000,000		16,419,900
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded,
5.00%, 7/01/33		14,210,000		14,385,351
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded,
5.00%, 7/01/38		10,785,000		10,918,087
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/32		2,190,000		2,196,658
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/33		645,000		655,288
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/38		1,420,000		1,442,067
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33		8,360,000		8,497,605
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/38		20,840,000		21,183,026
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33		4,990,000		5,005,170
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/33		990,000		1,005,791
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33		3,285,000		3,339,071
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31		20,000,000		20,761,600
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/29	.	3,000,000		3,348,120
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/30	.	1,000,000		1,115,190
New York State Dormitory Authority Sales Tax Revenue,
Group C, Series A, 5.00%, 3/15/42		10,000,000		11,428,000
Series A, 5.00%, 3/15/34		10,000,000		11,528,700
Series A, 5.00%, 3/15/35		24,545,000		28,217,423
Series A, 5.00%, 3/15/36		31,550,000		36,193,844
Series A, 5.00%, 3/15/44		25,000,000		28,527,750
Series A, 4.00%, 3/15/45		5,435,000		5,609,844
Series A, 4.00%, 3/15/46		34,015,000		35,082,731
Series B, 5.00%, 3/15/40		12,640,000		14,342,734
Series B, 5.00%, 3/15/41		10,520,000		11,929,575
State Supported Debt, Series A, 5.00%, 3/15/31.		15,685,000		17,840,903
State Supported Debt, Series A, 5.00%, 3/15/43.		16,675,000		18,560,776
State Supported Debt, Series A, 5.00%, 3/15/44.		37,250,000		41,793,755
New York State Dormitory Authority State Personal Income Tax Revenue,
2017, Series A, 5.00%, 2/15/34.		915,000		943,054
2017, Series A, 5.00%, 2/15/34.		1,265,000		1,302,937
2017, Series A, Pre-Refunded, 5.00%, 2/15/34		15,595,000		16,109,323
2017, Series A, Pre-Refunded, 5.00%, 2/15/39		19,420,000		20,060,472
Education, Refunding, Series C, 5.75%, 3/15/32		29,870,000		31,224,007
Education, Series A, Pre-Refunded, 5.00%, 3/15/38		5,000,000		5,186,050
Education, Series C, Pre-Refunded, 5.75%, 3/15/32		230,000		240,083

			|	7

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue, (continued)
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/41	$5,000,000		$5,715,900
General Purpose, Bidding Group 3, Refunding, Series B, 4.00%, 2/15/46	20,000,000		20,619,600
General Purpose, Refunding, Series A, 5.00%, 3/15/31	5,000,000		5,746,200
General Purpose, Refunding, Series A, 5.00%, 2/15/37	5,000,000		5,720,850
General Purpose, Refunding, Series A, 5.00%, 2/15/38	5,000,000		5,716,650
General Purpose, Refunding, Series A, 5.00%, 2/15/39	8,945,000		10,197,121
General Purpose, Series B, 5.00%, 3/15/37	6,915,000		7,585,893
General Purpose, Series C, 5.00%, 3/15/34	10,000,000		10,876,300
Series A, 5.00%, 2/15/41	4,000,000		4,523,160
Series A, 5.00%, 2/15/42	1,950,000		2,203,500
Series A, 5.00%, 2/15/43	26,035,000		29,398,982
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000		15,509
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000		20,679
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Refunding, Series A, 5.00%, 6/15/37	2,700,000		2,725,164
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Refunding, Series A, 5.00%, 6/15/46	15,000,000		17,231,550
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/33	6,510,000		6,572,366
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/37	5,310,000		5,359,489
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Series A, 5.00%, 6/15/31	5,000,000		5,673,500
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Series A, 5.125%, 6/15/38.	35,000,000		36,568,000
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution,
Subordinated SRF, Series E, 5.00%, 6/15/47	5,000,000		5,739,500
New York State GO, Series A, 5.00%, 2/15/39	6,000,000		6,186,840
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29.	1,500,000		1,522,215
Affordable Housing, Series B, 4.85%, 11/01/41.	8,500,000		8,634,215
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18	70,000		70,011
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	35,000		35,103
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000		10,033,300
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series
A, 5.00%, 1/01/46	25,000,000		27,746,750
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000		10,026,300
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000		54,945,381
Refunding, Series I, 5.00%, 1/01/37	21,250,000		23,292,550
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000		10,025,100
Series I, 5.00%, 1/01/42.	45,000,000		49,083,750
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000		11,169,800
Series A, 5.00%, 4/01/27	27,000,000		30,203,280
Series A, 5.00%, 4/01/28	11,600,000		12,966,596
Series A, 5.00%, 4/01/30	9,000,000		10,037,790
Series A, 5.00%, 4/01/31	10,250,000		11,423,420
Series A, 5.00%, 4/01/32	11,100,000		12,356,964

		|	8

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, 5.625%, 1/01/28	$3,780,000		$3,910,712
Empire State Development Corp., Service Contract, Series B, 5.00%, 1/01/26	8,830,000		8,932,163
Empire State Development Corp., Service Contract, Series B, 5.00%, 1/01/27	7,730,000		7,819,204
Empire State Development Corp., Service Contract, Series B, 5.00%, 1/01/28	5,460,000		5,522,626
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/38	15,000,000		17,129,250
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%,
3/15/36.	10,000,000		10,372,100
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000		5,021
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured,
5.00%, 12/15/30	1,805,000		1,823,646
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000		26,336,500
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000		30,536,130
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000		26,279,000
Consolidated, Refunding, Two Hundred Fifth Series, 5.00%, 11/15/47	26,340,000		30,148,501
Consolidated, Refunding, Two Hundred Third Series, 5.00%, 10/15/47	10,000,000		11,371,200
Saratoga County Water Authority Revenue, Water System, Pre-Refunded, 5.00%, 9/01/48	7,225,000		7,357,434
Schenectady County Capital Resource Corp. Revenue,
Union College Project, Refunding, 5.00%, 1/01/40	2,600,000		2,936,076
Union College Project, Refunding, 5.00%, 1/01/47	6,590,000		7,398,923
Triborough Bridge and Tunnel Authority Revenue,
General, Refunding, Series C, 5.00%, 11/15/33	12,190,000		12,500,845
General, Refunding, Series C, 5.00%, 11/15/38	7,080,000		7,250,911
General, Series A-2, 5.25%, 11/15/34	6,180,000		6,349,208
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	3,820,000		3,926,769
General, Series C, Pre-Refunded, 5.00%, 11/15/33	19,650,000		20,165,026
General, Series C, Pre-Refunded, 5.00%, 11/15/38	11,295,000		11,591,042
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27.	5,110,000		5,750,181
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000		16,879,200
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000		36,029,498
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/36	21,080,000		24,264,556
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/37	18,190,000		20,890,851
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/38	8,055,000		9,237,071
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/38	3,000,000		3,440,250
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/42	5,750,000		6,559,313
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/47	13,000,000		14,774,240
MTA Bridges and Tunnels, General, Series B, 5.00%, 11/15/45.	5,000,000		5,675,650
MTA Bridges and Tunnels, General, Series C, 5.00%, 11/15/38	5,000,000		5,621,700
Subordinate, Series D, 5.00%, 11/15/31.	18,810,000		19,253,352
Subordinate, Series D, Pre-Refunded, 5.00%, 11/15/31	30,145,000		30,935,100
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%,
9/01/40	42,500,000		44,867,250
Utility Debt Securitization Authority Revenue,
Restructuring, 5.00%, 12/15/41.	10,000,000		11,611,100
Restructuring, Refunding, 5.00%, 12/15/34	9,950,000		11,531,751
Restructuring, Refunding, Series A, 5.00%, 12/15/34.	33,870,000		39,290,555
Restructuring, Refunding, Series B, 5.00%, 12/15/33.	5,750,000		6,697,945
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40	1,400,000		1,551,018
Series A, 5.00%, 4/01/45	2,250,000		2,480,738
			4,261,692,738

		|	9

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 0.3%
Puerto Rico 0.3%
[b] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	$32,250,000	$12,134,062
Total Municipal Bonds before Short Term Investments (Cost $4,137,279,007)		4,273,826,800

Short Term Investments 1.2%
Municipal Bonds 1.2%
New York 1.2%

[c] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN
and Put, 1.10%, 11/01/31	29,175,000	29,175,000
[c] New York City GO, Fiscal 2008, Series J, Subseries J-5, Refunding, SPA Bank of America, Daily VRDN
and Put, 1.11%, 8/01/28	1,800,000	1,800,000
[c] New York City Transitional Finance Authority Revenue, Future Tax Secured, Senior, Multi-Modal, Fiscal
2003, Refunding, Subseries A-4, SPA Toronto Dominion Bank, Daily VRDN and Put, 1.10%, 11/01/29	9,250,000	9,250,000
[c] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, LOC JPMorgan Chase
Bank, Daily VRDN and Put, 1.09%, 12/01/37	700,000	700,000
[c] Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridge and Tunnels, Refunding,
Subseries B-2, LOC Citibank, Weekly VRDN and Put, 1.06%, 1/01/32	14,200,000	14,200,000
Total Short Term Investments (Cost $55,125,000)		55,125,000
Total Investments (Cost $4,192,404,007) 99.0%		4,328,951,800
Other Assets, less Liabilities 1.0%.		42,714,737
Net Assets 100.0%		$4,371,666,537

See Abbreviations on page 13.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|10

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 28, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Authority/Agency
GO	General Obligation
HDC	Housing Development Corp.
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Matthew T. Hinkle___

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle__

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2018

By /s/Gaston Gardey___

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2018